Interim Condensed Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Revenues:
Products	$ 59	$ 121	$ 219
Services	85		217
Revenues	144	121	436
Cost of revenues:
Products	157	65	164
Services	85		115
Inventory impairment		144	328
Cost of revenues:	242	209	607
Gross loss	(98)	(88)	(171)
Research and development expenses	471	962	1,809
Sales and marketing expenses	232	502	1,354
General and administrative expenses	1,168	720	3,338
Operating loss	(1,969)	(2,272)	(6,672)
Profit from changes in fair value of warrants issued to investors	7	25	148
Financial income (expenses) in respect of deposits, bank commissions and exchange differences, net	154	33	(54)
Financial income, net	161	58	94
Loss before taxes on income	(1,808)	(2,214)	(6,578)
Taxes benefit (Taxes on income)	4	(15)	(20)
Total comprehensive loss for the period	$ (1,804)	$ (2,229)	$ (6,598)
Basic and diluted loss per ordinary share	$ (0.02)	$ (0.12)	$ (0.16)
Weighted average number of ordinary shares outstanding used to compute (in thousands) -
Basic and diluted loss per ordinary share	75,932	19,179	41,988